Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2021
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Summary of Accounts Receivable and Other Receivables
As of September 30, 2021 and December 31, 2020, accounts receivable and other receivables were as follows:

A.	Customers

	September 30, 2021		December 31, 2020
Domestic customers, net	Ps.	48,974,823	Ps.	35,049,717
Export customers, net		51,756,829		33,332,696

Total customers	Ps.	100,731,652	Ps.	68,382,413

Summary of Other Accounts Receivable

B.	Other financial and non-financial accounts receivable

	September 30, 2021		December 31, 2020
Financial assets:
Sundry debtors (1)	Ps.	32,624,404	Ps.	28,076,118
Employees and officers		3,651,277		3,539,505

Total financial assets	Ps.	36,275,681	Ps.	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	79,755,223	Ps.	55,187,272
Special Tax on Production and Services		38,482,961		32,657,743
Other accounts receivable		2,734,379		1,944,413

Total non-financial assets:	Ps.	120,972,563	Ps.	89,789,428

(1)	Includes Ps.(126,677) and Ps.(197,215) of impairment, as of September 30, 2021 and December 31, 2020, respectively.